Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2024
Other Income And Expenses [Abstract]
Other Income (Expenses), Net
13.	Other Income (Expenses), Net

Year ended December 31,	2019	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)	(’000)

Interest expense	$(67)	$(321)	$(5,847)	$(8,788)	$(8,252)	$(9,685)
Foreign exchange gain (loss), net	(516)	(85)	(240)	205	(40)	263
Gain (loss) from disposal of non-current assets	130	—	604	(258)	—	—
Fair value gain on short term investments	—	158	261	—	—	—
Impairment on short-term investment	—	—	(13,588)	—	—	—
Impairment on real estate properties under development	—	—	(22,437)	—	—	—
Impairment on real estate properties held for sales-type lease and held for sale	—	—	—	(29,533)	—	—
Impairment on right of use assets	—	—	(8,656)	—	—	—
Impairment on property, plant and equipment	—	—	—	—	—	(3,404)
Expenditure on fines	—	—	(505)	(1,752)	(151)	(127)
Debt restructuring gain (1)	—	—	—	—	364	73,828
Write off lease liability gain	—	—	—	5,053	—	2,360
Others	200	290	708	261	116	445

	$(253)	$42	$(49,700)	(34,812)	$(7,963)	$63,680

(1)	The debt restructuring gain in 2024 mainly arose from the Global Settlement with GSL and the settlement arrangement with West Ridge as disclosed in 15(b).